Employee Retirement Plans (Plan Assets and Investment Strategy) (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
Defined Benefit Plan, Actual Plan Asset Allocations [Abstract]
Fair value of plan assets	$ 525.2	$ 458.9
Fair Value, Inputs, Level 1 [Member]
Defined Benefit Plan, Actual Plan Asset Allocations [Abstract]
Fair value of plan assets	123.2	271.2
Fair Value, Inputs, Level 2 [Member]
Defined Benefit Plan, Actual Plan Asset Allocations [Abstract]
Fair value of plan assets	402.0	187.7
Fair Value, Inputs, Level 3 [Member]
Defined Benefit Plan, Actual Plan Asset Allocations [Abstract]
Fair value of plan assets	0	0
Cash and Cash Equivalents [Member]
Defined Benefit Plan, Actual Plan Asset Allocations [Abstract]
Fair value of plan assets	0.3	0.4
Cash and Cash Equivalents [Member] | Fair Value, Inputs, Level 1 [Member]
Defined Benefit Plan, Actual Plan Asset Allocations [Abstract]
Fair value of plan assets	0.3	0.4
Cash and Cash Equivalents [Member] | Fair Value, Inputs, Level 2 [Member]
Defined Benefit Plan, Actual Plan Asset Allocations [Abstract]
Fair value of plan assets	0	0
Cash and Cash Equivalents [Member] | Fair Value, Inputs, Level 3 [Member]
Defined Benefit Plan, Actual Plan Asset Allocations [Abstract]
Fair value of plan assets	0	0
Fixed Income [Member]
Defined Benefit Plan, Assets, Target Allocations [Abstract]
Target allocation percentage of assets	35.00%
Defined Benefit Plan, Actual Plan Asset Allocations [Abstract]
Fair value of plan assets	171.5	162.1
Fixed Income [Member] | Fair Value, Inputs, Level 1 [Member]
Defined Benefit Plan, Actual Plan Asset Allocations [Abstract]
Fair value of plan assets	0	0
Fixed Income [Member] | Fair Value, Inputs, Level 2 [Member]
Defined Benefit Plan, Actual Plan Asset Allocations [Abstract]
Fair value of plan assets	171.5	162.1
Fixed Income [Member] | Fair Value, Inputs, Level 3 [Member]
Defined Benefit Plan, Actual Plan Asset Allocations [Abstract]
Fair value of plan assets	0	0
Equities [Member]
Defined Benefit Plan, Assets, Target Allocations [Abstract]
Target allocation percentage of assets	65.00%
Defined Benefit Plan, Actual Plan Asset Allocations [Abstract]
Actual plan asset allocations	67.00%	64.00%
Fair value of plan assets	353.4	295.0
Equities [Member] | Fair Value, Inputs, Level 1 [Member]
Defined Benefit Plan, Actual Plan Asset Allocations [Abstract]
Fair value of plan assets	122.9	270.8
Equities [Member] | Fair Value, Inputs, Level 2 [Member]
Defined Benefit Plan, Actual Plan Asset Allocations [Abstract]
Fair value of plan assets	230.5	24.2
Equities [Member] | Fair Value, Inputs, Level 3 [Member]
Defined Benefit Plan, Actual Plan Asset Allocations [Abstract]
Fair value of plan assets	0	0
Debt Securities [Member]
Defined Benefit Plan, Actual Plan Asset Allocations [Abstract]
Actual plan asset allocations	32.70%	35.00%
Others [Member]
Defined Benefit Plan, Actual Plan Asset Allocations [Abstract]
Actual plan asset allocations		1.00%
Fair value of plan assets	0	1.4
Others [Member] | Fair Value, Inputs, Level 1 [Member]
Defined Benefit Plan, Actual Plan Asset Allocations [Abstract]
Fair value of plan assets	0	0
Others [Member] | Fair Value, Inputs, Level 2 [Member]
Defined Benefit Plan, Actual Plan Asset Allocations [Abstract]
Fair value of plan assets	0	1.4
Others [Member] | Fair Value, Inputs, Level 3 [Member]
Defined Benefit Plan, Actual Plan Asset Allocations [Abstract]
Fair value of plan assets	$ 0	$ 0